RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12—RELATED PARTY TRANSACTIONS

The Company considers its related parties to be those stockholders who are beneficial owners of more than 5.0% of its common stock, executive officers, members of its board of directors or immediate family members of any of the foregoing persons. The Company has entered into a significant number of transactions with related parties. The Company’s board of directors regularly reviews these transactions; however, the Company’s results of operations may have been different if these transactions were conducted with non‑related parties.

During the three months ended September 30, 2017, sales to related parties were $0.4 million and purchases from related party vendors were $2.1 million. These purchases comprised $0.7 million relating to purchases of property and equipment, less than $0.1 million relating to inventory and consumables, $0.8 million relating to rent of certain equipment or other services used in operations, and $0.5 million relating to management, consulting and other services. During the three months ended September 30, 2016, sales to related parties were $0.2 million and purchases from related party vendors were $0.9 million. These purchases comprised $0.4 million relating to purchases of property and equipment, less than $0.1 million relating to inventory and consumables, less than $0.1 million relating to rent of certain equipment or other services used in operations, and $0.4 million relating to management, consulting and other services.

During the nine months ended September 30, 2017, sales to related parties were $1.5 million and purchases from related party vendors were $5.0 million. These purchases comprised $1.4 million relating to purchases of property and equipment, $0.2 million relating to inventory and consumables, $1.7 million relating to rent of certain equipment or other services used in operations, and $1.7 million relating to management, consulting and other services. During the nine months ended September 30, 2016, sales to related parties were $0.8 million and purchases from related party vendors were $2.6 million. These purchases comprised $0.6 million relating to purchases of property and equipment, $0.1 million relating to inventory and consumables, $0.4 million relating to rent of certain equipment or other services used in operations, and $1.5 million relating to management, consulting and other services.

Tax receivable agreements

In connection with the 144A Offering, the Company entered into two tax receivable agreements (the “Tax Receivable Agreements”) with Legacy Owner Holdco, Crestview Partners II GP, L.P. (“Crestview GP”), and certain affiliates of Predecessor unitholders (collectively, the “TRA Holders”).

The first of the Tax Receivable Agreements, which the Company entered into with Legacy Owner Holdco and Crestview GP, generally provides for the payment by the Company to such TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax that the Company actually realizes (computed using simplifying assumptions to address the impact of state and local taxes) or is deemed to realize in certain circumstances in periods after the 144A Offering as a result of, as applicable to each such TRA Holder, (i) certain increases in tax basis that occur as a result of the Company’s acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s SES Holdings LLC Units in connection with the 144A Offering or pursuant to the exercise of the Exchange Right or the Company’s Call Right and (ii) imputed interest deemed to be paid by the Company as a result of, and additional tax basis arising from, any payments the Company makes under such Tax Receivable Agreement.

The second of the Tax Receivable Agreements, which the Company entered into with an affiliate of the Contributing Legacy Owners and Crestview GP, generally provides for the payment by the Company to such TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax that the Company actually realizes (computed using simplifying assumptions to address the impact of state and local taxes) or is deemed to realize in certain circumstances in periods after the 144A Offering as a result of, as applicable to each such TRA Holder, (i) any net operating losses available to the Company as a result of certain reorganization transactions entered into in connection with the 144A Offering and (ii) imputed interest deemed to be paid by the Company as a result of any payments the Company makes under such Tax Receivable Agreement.

On July 18, 2017, the Company’s board of directors approved amendments to each of the Tax Receivable Agreements revising the definition of a “change of control” for purposes of the Tax Receivable Agreements and acknowledging that the Merger would not result in such a change of control.

NOTE 12—RELATED PARTY TRANSACTIONS

The Company considers its related parties to be those members who are beneficial owners of more than 5.0% of its common stock, executive officers, members of its board of directors or immediate family members of any of the foregoing persons. The Company has entered into a significant number of transactions with related parties. The Company’s board of directors regularly reviews these transactions. Notwithstanding this, its results of operations may be different if these transactions were conducted with non-related parties. During the year ended December 31, 2016, sales to related parties were $1.2 million. Purchases from related party vendors were $4.3 million during the year ended December 31, 2016. These purchases comprised $1.0 million relating to purchases of property and equipment, $0.2 million relating to inventory and consumables, $1.1 million relating to rent of certain equipment or other services used in operations, and $2.0 million relating to management, consulting and other services. During the year ended December 31, 2015, sales to related parties were $4.1 million. Purchases from related party vendors were $8.6 million during the year ended December 31, 2015. These purchases comprised $4.0 million relating to purchases of property and equipment, $0.9 million relating to inventory and consumables, $1.0 million relating to rent of certain equipment or other services used in operations, and $2.7 million relating to management, consulting and other services.

Tax receivable agreements

In connection with the 144A Offering, the Company entered into two tax receivable agreements (the “Tax Receivable Agreements”) with Legacy Owner Holdco, Crestview GP, and certain affiliates of Predecessor unitholders (collectively, the “TRA Holders”).

The first of the Tax Receivable Agreements, which the Company entered into with Legacy Owner Holdco and Crestview GP, generally provides for the payment by the Company to such TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax that the Company actually realizes (computed using simplifying assumptions to address the impact of state and local taxes) or is deemed to realize in certain circumstances in periods after the 144A Offering as a result of, as applicable to each such TRA Holder, (i) certain increases in tax basis that occur as a result of the Company’s acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s SES Holdings, LLC common units in connection with the 144A Offering or pursuant to the exercise of the Exchange Right or the Company’s Call Right and (ii) imputed interest deemed to be paid by the Company as a result of, and additional tax basis arising from, any payments the Company makes under such Tax Receivable Agreement.

The second of the Tax Receivable Agreements, which the Company entered into with an affiliate of the Contributing Legacy Owners, generally provides for the payment by the Company to such TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax that the Company actually realizes (computed using simplifying assumptions to address the impact of state and local taxes) or is deemed to realize in certain circumstances in periods after the 144A Offering as a result of, as applicable to each such TRA Holder, (i) any net operating losses available to the Company as a result of certain reorganization transactions entered into in connection with the 144A Offering and (ii) imputed interest deemed to be paid by the Company as a result of any payments the Company makes under such Tax Receivable Agreement.

See Note 13—Income Taxes for further discussion of amounts recorded in connection with the 144A Offering.